Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

18. Related party transactions

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Consulting fees, wages and bonus	$1,379,489	$1,400,278

At December 31, 2025 and December 31, 2024, $83,058 and $24,658, respectively, is owed to key management personnel with all amounts included in accounts payable and accrued liabilities.

(i) During the year ended December 31, 2025, Richard Williams (Director and Executive Chairman) billed $328,530 (year ended December 31, 2024 - $412,152) for wages and bonus payment for services to the Company. At December 31, 2025, $75,000 is owed to Richard Williams (December 31, 2024 - $nil) for consulting services, with all amounts included in accounts payable and accrued liabilities.

During the year ended December 31, 2025, 33,214 RSUs were issued to Richard Williams which will vest in one third increments on October 14, 2026, June 30, 2027, and June 30, 2028. The vesting of these RSUs resulted in stock-based compensation of $24,843 for the year ended December 31, 2025.

During the year ended December 31, 2024, 73,045 RSUs were issued to Richard Williams which will vest in one third increments on March 31, 2025, March 31, 2026, and March 31, 2027. The vesting of these RSUs resulted in stock-based compensation of $102,198 for the year ended December 31, 2024.

(ii) During the year ended December 31, 2025, the Company incurred $412,507 in payroll expense and bonus payment for Sam Ash (CEO) (year ended December 31, 2024 - $454,296) for services to the Company.

During the year ended December 31, 2025, 35,981 RSUs were issued to Sam Ash which will vest in one third increments on October 14, 2026, June 30, 2027, and June 30, 2028. The vesting of these RSUs resulted in stock-based compensation of $26,914 for the year ended December 31, 2025.

During the year ended December 31, 2024, 82,176 RSUs were issued to Sam Ash which will vest in one third increments on March 31, 2025, March 31, 2026, and March 31, 2027. The vesting of these RSUs resulted in stock-based compensation of $114,973 for the year ended December 31, 2024.

(iii) During the year ended December 31, 2025, Gerbrand van Heerden (CFO) billed $396,739 (year ended December 31, 2024, $362,000) for wages and bonus payment for services to the Company.

During the year ended December 31, 2025, 34,542 RSUs were issued to Gerbrand van Heerden which will vest in one third increments on October 14, 2026, June 30, 2027, and June 30, 2028. The vesting of these RSUs resulted in stock-based compensation of $25,837 for the year ended December 31, 2025.

During the year ended December 31, 2024, 14,401 RSUs were issued to Gerbrand van Heerden which will vest in one third increments on March 31, 2025, March 31, 2026, and March 31, 2027. The vesting of these RSUs resulted in stock-based compensation of $20,149 for the year ended December 31, 2024.

(iv) During the year ended December 31, 2025, Pam Saxton (Director) billed $36,208 (year ended December 31, 2024 - $41,299) for services provided to the Company. On October 14, 2025, the Company issued 14,328 DSU’s to Pam Saxton which vested immediately. On April 1, 2024, the Company issued 13,628 DSU’s to Pam Saxton which vested immediately.

(v) During the year ended December 31, 2025, Cassandra Joseph (Director) billed $nil (year ended December 31, 2024 - $21,178) for consulting services to the Company. On April 1, 2024, the Company issued 17,716 DSU’s to Cassandra Joseph which vested immediately. In October 2024 the Company settled 30,052 DSUs by issuing 21,429 shares of common stock at C$5.60 a share and cash payment $46,304 to Cassandra Joseph.

(vi) During the year ended December 31, 2025, Mark Cruise (Director) billed $52,433 (year ended December 31, 2024 - $34,185) for services provided to the Company. At December 31, 2025, $4,767 is owed to Mark Cruise (December 31, 2024 - $2,933) for consulting services. On October 14, 2025, the Company issued 18,626 DSU’s to Mark Cruise which vested immediately. On April 1, 2024, the Company issued 13,628 DSU’s to Mark Cruise which vested immediately.

(vii) During the year ended December 31, 2025, Paul Smith (Director) billed $18,333 (year ended December 31, 2024 - $43,009) for consulting services to the Company. On April 1, 2024, the Company issued 13,628 DSU’s to Paul Smith which vested immediately.

(viii) During the year ended December 31, 2025, Dickson Hall (Director) billed $98,530 (year ended December 31, 2024 - $43,448) for consulting services to the Company. At December 31, 2025, $nil is owed to Dickson Hall (December 31, 2024 - $21,725) for consulting services. On April 1, 2024, the Company issued 13,628 DSU’s to Dickson Hall which vested immediately. In November 2025 the Company settled 24,319 DSUs by issuing 17,583 shares of common stock at C$6.83 a share and cash payment $45,971 to Dickson Hall.

ix) During the year ended December 31, 2025, Kelli Kast (Director) billed $36,208 (year ended December 31, 2024 - $9,875) for consulting services to the Company. At December 31, 2025, $3,292 is owed to Kelli Kast (December 31, 2024 - $nil) for consulting services, with all amounts included in accounts payable and accrued liabilities. On October 14, 2025, the Company issued 3,582 DSU’s to Kelli Kast which vested immediately. On October 1, 2024, the Company issued 9,643 DSU’s to Kelli Kast which vested on October 1, 2025.

Sprott Transactions

In January 2025, the Company drew $11,000,000 on the Sprott debt facility. As a greater than 10% holder in the Company’s equity, Sprott is a related party. As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.

In January 2025, the Company issued 203,402 shares of common stock to Sprott in connection with its election to satisfy interest payments under the outstanding convertible debentures owned by Sprott for the three months ended December 31, 2024.

On June 5, 2025, the following transactions relating to Sprott occurred:

Equity Raise Participation

Sprott acquired 285,715 Units in the Brokered Offering. at a price of C$5.25 per Unit (the “Offering Price”). Each Unit issued under the Equity Offerings consisted of one share of our common stock and one-half of one share of common stock purchase warrant (a “Warrant”). Each whole Warrant will be exercisable to acquire one additional share of our common stock (a “Warrant Share”) at a price of C$8.75 per Warrant Share for a period of three years following the date of issuance, subject to customary adjustments.

Stream Conversion

On June 5, 2025, the existing metals purchase agreement (the “Metals Purchase Agreement”) dated June 23, 2023, by and among us, Silver Valley, and Sprott, pursuant to which Sprott previously advanced a $46,000,000 deposit to Silver Valley, was terminated and exchanged (the “Exchange Agreement”) for (i) 5,714,286 shares of our common stock; (ii) senior secured Series 3 convertible debentures in the aggregate principal amount of $4,000,000 and with a maturity date of June 5, 2030 (the “Series 3 CDs”); and (iii) an additional 1.65% life-of-mine gross revenue royalty (the “New Royalty”) on primary and secondary claims comprising the Bunker Hill Mine.

Sprott Debt Settlements

On June 5, 2025, we and Silver Valley entered into the debt settlement agreements with Sprott (collectively, the “Sprott Debt Settlement Agreements”), pursuant to which an aggregate of 1,819,728 shares of our common stock were issued to Sprott at the Offering Price in full satisfaction of (i) $487,500 of unpaid interest under the secured convertible debentures held by Sprott, and (ii) $6,200,000, consisting of the principal amount of $6,000,000 previously advanced to us under the Debt Facility, together with an aggregate of $200,000 of interest accrued thereon.

In July 2025, the Company issued 433,235 shares of common stock to Sprott in connection with its election to satisfy interest payments under the outstanding convertible debentures owned by Sprott for the three months ended June 30, 2025 and the loan facility for the 6 months ended June 30, 2025.

In October 2025, the Company issued 60,847 shares of common stock to Sprott in connection with its election to satisfy interest payments under the outstanding convertible debentures owned by Sprott for the three months ended September 30, 2025.

In January 2024, the Company issued 203,402 shares of common stock to Sprott in connection with its election to satisfy interest payments under the outstanding convertible debentures owned by Sprott for the three months ended December 31, 2023.

In April 2024, the Company issued 176,042 shares of common stock to Sprott in connection with its election to satisfy interest payments under the outstanding convertible debentures owned by Sprott for the three months ended March 31, 2024.

In July 2024, the Company issued 128,031 shares of common stock to Sprott in connection with its election to satisfy interest payments under the outstanding convertible debentures owned by Sprott for the three months ended June 30, 2024.

In August 2024, the Company and Sprott agreed to amend the maturity date of CD1 from March 31, 2026, to March 31, 2028, and CD2 from March 31, 2026, to March 31, 2029, and that CD1 and CD2 would remain outstanding until the new maturity dates unless the Company elects to exercise its option of early repayment.

In October 2024, the Company issued 142,381 shares of common stock to Sprott in connection with its election to satisfy interest payments under the outstanding convertible debentures owned by Sprott for the three months ended September 30, 2024.

In December 2024, the Company drew $10,000,000 on the debt facility. As consideration for Sprott advancing the debt facility the Company granted a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.

Teck Transactions

As a greater than 10% holder in the Company’s equity, Teck is a related party. On March 21, 2025, the Company closed an unsecured promissory note for an aggregate principal amount of up to $3,400,000 (the “Note”). The Note interest rate was set at 12% per annum, with such interest being capitalized and added to the principal amount outstanding under the Note monthly. The Note was available in multiple advances at the discretion of Teck and is payable on demand from Teck. On March 21, 2025, the Company received $763,000 in advance from Teck. On March 25, 2025, the Company received $2,325,000 advance from Teck. On April 7, 2025, the Company received $312,000 advance from Teck. On May 21, 2025, the Note was amended to increase the aggregate principal amount to $4,400,000, concurrently $1,000,000 was advanced from Teck under the Note. On June 6, 2025, the Company repaid principal and accrued interest on the full balance of the unsecured Note in the amount of $4,487,160.

On June 5, 2025, the Company closed a non-brokered private placement (the “Non-Brokered Offering”) with Teck Resources Limited for 5,579,848 Units at a price of US$3.68 per Unit for aggregate gross proceeds to the Corporation of US$20,505,938.77. Each Unit issued under the Equity Offerings consisted of one share of our common stock and one-half of one share of common stock purchase warrant (a “Warrant”). Each whole Warrant will be exercisable to acquire one additional share of our common stock (a “Warrant Share”) at a price of C$8.75 per Warrant Share for a period of three years following the date of issuance, subject to customary adjustments.

On September 29, 2025, the Company, closed the brokered private placement (the “Brokered Offering”) for aggregate cash consideration of $37,378,645 which included participation by Teck for 6,393,906 units for $19,494,060. Each Unit consists of one share of common stock of the Company (a “Common Share”) and one common share purchase warrant of the Company (a “Warrant”). Each Warrant entitles the holder thereof to purchase one Common Share (a “Warrant Share”) at an exercise price of C$5.95 per Warrant Share for 60 months after issuance.